Operating Assets and Liabilities - Other receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Operating Assets and Liabilities
Value added tax receivables ("VAT")	$ 91	$ 94
Other receivables		1
Total	$ 91	$ 95